Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,627,000.00
Previously Paid Amount	0.00
Total Fee Amount	362.79
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 362.79
Narrative - Max Aggregate Offering Price	$ 2,627,000.00
Final Prospectus	true